INVENTORIES	12 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.            INVENTORIES

Inventories consist of the following:

	September 30,
	2012	2013
	RMB	RMB

Work in progress and supplies	266,632	436,251
Finished goods	43,459	86,861
Provision	(27,547)	(52,301)
	282,544	470,811

As of September 30, 2012 and 2013, goods already delivered to customers but still recorded in finished goods, amounted to RMB10,959 and RMB11,376, respectively. As the Company does not recognize revenues until the selling prices of respective goods have been finalized with the customers, goods delivered to customers as mentioned above will only be transferred to cost of revenues when related revenues is recognized.

Provision for inventories is as below:

	Years ended September 30,
	2012	2013
	RMB	RMB

Balance at beginning of year	21,253	27,547
Additions	27,453	38,561
Write-off	(21,159)	(13,807)

Balance at end of year	27,547	52,301